UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	December 31, 2011
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	01/17/12
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190

                                                    FORM 13F INFORMATION TABLE
NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE

Amazon.com Inc.			COMMON STOCK	023135106	55,260	  319,239	x	   175,585	  143,654
Apple Inc.			COMMON STOCK	037833100	94,770	  234,000	x	   140,904	   93,096
Automatic Data Processing, Inc.	COMMON STOCK	053015103	92,037	1,704,074	x	 1,016,244	  687,830
Cerner Corp.			COMMON STOCK	156782104	90,134	1,471,583	x	   860,452	  611,131
Coca Cola Company		COMMON STOCK	191216100	87,155	1,245,602	x	   711,002	  534,600
Colgate Palmolive Co.		COMMON STOCK	194162103	84,809	  917,950	x	   522,090	  395,860
Companhia De Bebidas 		COMMON STOCK	20441W203	78,558	2,176,721	x	 1,295,671	  881,050
Costco Wholesale Corp.		COMMON STOCK	22160K105	   410	    4,924	x	     4,807	        0
Danone ADR			COMMON STOCK	23636T100	60,125	4,756,693	x	 2,629,103	2,127,590
Dentsply International Inc.	COMMON STOCK	249030107	40,770	1,165,189	x	   658,619	  506,570
Ebay Inc.			COMMON STOCK	278642103	83,340	2,747,767	x	 1,597,320	1,150,447
Ecolab Inc.			COMMON STOCK	278865100	90,132	1,559,114	x	   914,944	  644,170
Google Inc.			COMMON STOCK	38259P508	88,736	  137,383	x	    79,462	   57,921
Intuitive Surgical Inc.		COMMON STOCK	46120E602	56,461	  121,943	x	    69,003	   52,940
Joy Global Inc.			COMMON STOCK	481165108	30,341	  404,706	x	   227,108	  177,598
McDonald's Corporation		COMMON STOCK	580135101	   547	    5,450	x	     5,450	        0
Microsoft Corp.			COMMON STOCK	594918104	   402	   15,480	x	    15,480	        0
Monsanto Co.			COMMON STOCK	61166W101	85,640	1,222,211	x	   709,329	  512,882
Mylan Inc.			COMMON STOCK	628530107	93,988	4,379,664	x	 2,601,899	1,777,765
National Oilwell Varco, Inc.	COMMON STOCK	637071101	87,292	1,283,890	x	   759,162	  524,728
Novo-Nordisk ADR		COMMON STOCK	670100205	64,026	  555,491	x	   315,057	  240,434
Oracle Corp.			COMMON STOCK	68389X105	   344	   13,400	x	    13,400	        0
Pepsico Inc.			COMMON STOCK	713448108	62,241	  938,064	x	   530,752	  407,312
Perrigo Co.			COMMON STOCK	714290103	31,061	  319,232	x	   174,531	  144,701
Praxair, Inc.			COMMON STOCK	74005P104	44,960	  420,580	x	   234,150	  186,430
Procter & Gamble Co.		COMMON STOCK	742718109	   327	    4,900	x	     4,900	        0
Red Hat Inc.			COMMON STOCK	756577102	88,953	2,154,352	x	 1,265,477	  888,875
SalesForce.com			COMMON STOCK	79466L302	16,873	  166,305	x	    88,210	   78,095
Schlumberger Ltd		COMMON STOCK	806857108	78,336	1,146,773	x	   633,770	  513,003
Shandong Weigao ORD		COMMON STOCK	Y76810103	    82	   91,475	x	    76,676	   14,799
Starbucks Corporation		COMMON STOCK	855244109	68,156	1,481,334	x	   860,023	  621,311
Starwood Hotels & Resorts	COMMON STOCK	85590A401	61,955	1,291,532	x	   716,686	  574,846
State Street Corp.		COMMON STOCK	857477103	89,729	2,225,976	x	 1,320,311	  905,665
Stryker Corp.			COMMON STOCK	863667101	   323	    6,500	x	     6,500	        0
Visa Inc.			COMMON STOCK	92826C839	68,898	  678,600	x	   396,048	  282,552
VistaPrint N.V.			COMMON STOCK	N93540107	16,790	  548,681	x	   267,299	  281,382
Yum Brands			COMMON STOCK	988498101      114,064	1,932,958	x	 1,152,473	  780,485



Total						             2,108,025




